Exhibit 99.1

Volkswagen Auto Lease Trust 2015-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11-30-16	PAGE 1

A. DATES					Begin	End	# days
1	Determination Date					12/16/2016
2	Payment Date					12/20/2016
3	Collection Period				11/1/2016	11/30/2016	30
4	Monthly Interest Period- Actual				11/21/2016	12/19/2016	29
5	Monthly Interest- Scheduled						30

B. SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	241,000,000.00	—	—	—	—	—
7	Class A-2-A Notes	225,000,000.00	3,166,033.26	—	3,166,033.26	—	—
8	Class A-2-B Notes	447,000,000.00	6,289,852.72	—	6,289,852.72	—	—
9	Class A-3 Notes	428,000,000.00	428,000,000.00	—	43,291,337.27	384,708,662.73	0.8988520
10	Class A-4 Notes	109,000,000.00	109,000,000.00	—	—	109,000,000.00	1.0000000

11	Equals: Total Securities	$1,450,000,000.00	$546,455,885.98	$—	$52,747,223.25	$493,708,662.73

12	Overcollateralization	260,919,447.67	286,579,007.48			286,579,007.48

13	Total Securitization Value	$1,710,919,447.67	$833,034,893.46			$780,287,670.21

14	NPV Lease Payments Receivable	738,790,911.57	148,003,432.11			129,901,725.73
15	NPV Base Residual	972,128,536.10	685,031,461.35			650,385,944.49

					Per $1000	Principal& Interest	Per $1000
		Coupon Rate	Libor Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
16	Class A-1 Notes	0.25000%	N/A	—	—	—	—
17	Class A-2-A Notes	0.87000%	N/A	2,295.37	0.0102016	3,168,328.63	14.0814606
18	Class A-2-B Notes	0.88178%	0.56178%	4,467.83	0.0099951	6,294,320.55	14.0812540
19	Class A-3 Notes	1.25000%	N/A	445,833.33	1.0416667	43,737,170.60	102.1896509
20	Class A-4 Notes	1.42000%	N/A	128,983.33	1.1833333	128,983.33	1.1833333

	Equals: Total Securities			581,579.86		53,328,803.11

C. COLLECTIONS AND AVAILABLE FUNDS
21	Lease Payments Received						17,709,401.00
22	Pull Ahead Waived Payments						813.68
23	Sales Proceeds - Early Terminations						14,199,731.00
24	Sales Proceeds via Customer - Scheduled Terminations						13,653,323.89
25	Security Deposits for Terminated Accounts						9,050.00
26	Excess Wear and Tear Received						205,891.68
27	Excess Mileage Charges Received						181,794.86
28	Other Recoveries Received						216,487.48

29	Subtotal: Total Collections						46,176,493.59

30	Repurchase Payments						—
31	Postmaturity Term Extension						—
32	Investment Earnings on Collection Account						18,228.40

33	Total Available Funds, prior to Servicer Advances						46,194,721.99

34	Servicer Advance						7,833,276.86

35	Total Available Funds						54,027,998.85

36	Reserve Account Draw						—

37	Available for Distribution						54,027,998.85

D. DISTRIBUTIONS
38	Payment Date Advance Reimbursement (Item 82)						—
39	Servicing Fee (Servicing and Administrative Fees paid pro rata):
40	Servicing Fee Shortfall from Prior Periods						—
41	Servicing Fee Due in Current Period						694,195.74
42	Servicing Fee Shortfall						—
43	Administration Fee (Servicing and Administrative Fees paid pro rata):
44	Administration Fee Shortfall from Prior Periods						—
45	Administration Fee Due in Current Period						5,000.00
46	Administration Fee Shortfall						—
47	Interest Paid to Noteholders						581,579.86
48	First Priority Principal Distribution Amount						—
49	Amount Paid to Reserve Account to Reach Specified Balance						—
50	Subtotal: Remaining Available Funds					52,747,223.25
51	Regular Principal Distribution Amount					52,747,223.25
52	Regular Principal Paid to Noteholders (lesser of Item 50 and Item 51)						52,747,223.25
53	Other Amounts paid to Trustees						—

54	Remaining Available Funds						—

Volkswagen Auto Lease Trust 2015-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11-30-16	PAGE 2

E. CALCULATIONS
55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		546,455,885.98
57	Less: Aggregate Securitization Value (End of Collection Period)		(780,287,670.21)

58	First Priority Principal Distribution Amount (not less than zero)		—

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		546,455,885.98
61	Less: First Priority Principal Distribution Amount		—
62	Less: Targeted Note Balance		(493,708,662.73)

63	Regular Principal Distribution Amount		52,747,223.25

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)		780,287,670.21
66	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(286,579,007.48)

67	Targeted Note Balance		493,708,662.73

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 33)		46,194,721.99
70	Less: Payment Date Advance Reimbursement (Item 82)		—
71	Less: Servicing Fees Paid (Items 39, 40 and 41)		694,195.74
72	Less: Administration Fees Paid (Items 44, 45 and 46)		5,000.00
73	Less: Interest Paid to Noteholders (Item 47)		581,579.86
74	Less: 1st Priority Principal Distribution (Item 58)		—

75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		44,913,946.39
76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

77	Servicer Advance (If Item 75 < 0, lesser of Item 76 and absolute value of Item 75, else 0)		—

	Servicer Advance (1)		7,833,276.86
78	Total Available Funds after Servicer Advance (Item 75 plus Servicer Advance (1) )		52,747,223.25

79	Reserve Account Draw Amount (If Item 78 is < 0, Lesser of the Reserve Account Balance and Item 78)		—

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		—
82	Payment Date Advance Reimbursement		—
83	Additional Payment Advances for current period		—

84	Ending Balance of Payment Advance		—

F. RESERVE ACCOUNT
85	Reserve Account Balances:
86	Targeted Reserve Account Balance		80,554,597.24
87	Initial Reserve Account Balance		8,554,597.24
88	Beginning Reserve Account Balance		8,554,597.24
89	Plus: Net Investment Income for the Collection Period		20,814.65

90	Subtotal: Reserve Fund Available for Distribution		8,575,411.89
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 49)		72,000,000.00
92	Less: Reserve Account Draw Amount (Item 77)		—

93	Subtotal Reserve Account Balance		80,575,411.89
94	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		20,814.65

95	Equals: Ending Reserve Account Balance		80,554,597.24

		Units	Amounts
96	Current Period Net Residual Losses:
97	Aggregate Securitization Value for Scheduled Terminated Units	1,554	24,960,169.43
98	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(13,777,785.11)
99	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(394,850.52)
100	Less: Excess Wear and Tear Received		(205,891.68)
101	Less: Excess Mileage Received		(181,794.86)

102	Current Period Net Residual Losses/(Gains)	1,554	10,399,847.26

103	Cumulative Net Residual Losses:
104	Beginning Cumulative Net Residual Losses	9,196	16,833,533.05
105	Current Period Net Residual Losses (Item 101)	1,554	10,399,847.26

106	Ending Cumulative Net Residual Losses	10,750	27,233,380.31

107	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		1.59%

Volkswagen Auto Lease Trust 2015-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11-30-16	PAGE 3

G. POOL STATISTICS
				Initial	Current
108	Collateral Pool Balance Data
109	Aggregate Securitization Value			1,710,919,448	780,287,670
110	Aggregate Base Residual Value			1,148,071,534	683,537,756
111	Number of Current Contracts			69,355	40,328
112	Weighted Average Lease Rate			2.64%	2.61%
113	Average Remaining Term			28.6	7.9
114	Average Original Term			39.2	39.2
115	Proportion of Base Prepayment Assumption Realized				126.66%
116	Actual Monthly Prepayment Speed				1.21%
117	Turn-in Ratio on Scheduled Terminations				96.65%

		Sales Proceeds	Units	Book Amount	Securitization Value
118	Pool Balance - Beginning of Period		42,719	942,261,356	833,034,893
119	Depreciation/Payments			(14,363,736)	(11,601,031)
120	Gross Credit Losses		(41)	(857,494)	(816,495)
121	Early Terminations - Regular		(791)	(17,268,898)	(15,229,981)
122	Early Terminations - Lease Pull Aheads		(5)	(153,190)	(139,548)
123	Scheduled Terminations - Purchased by Customer	1,051,765	(52)	(1,061,465)	(981,266)
124	Scheduled Terminations - Sold at Auction	3,509,016	(1,068)	(16,344,085)	(15,193,316)
125	Scheduled Terminations - Purchased by Dealer	9,096,493	(434)	(9,636,880)	(8,785,588)

126	Pool Balance - End of Period		40,328	882,575,608	780,287,670

			Units	Securitization Value	Percentage
127	Delinquencies Aging Profile - End of Period
128	Current		39,485	765,986,955	98.17%
129	31 - 90 Days Delinquent		721	12,200,827	1.56%
130	91+ Days Delinquent		122	2,099,888	0.27%

131	Total		40,328	780,287,670	100.00%

				—

				Units	Amounts
132	Credit Losses:
133	Aggregate Securitization Value on charged-off units			41	816,495
134	Aggregate Liquidation Proceeds on charged-off units				(312,764)
135	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				—
136	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
137	Recoveries on charged-off units				(216,487)

138	Current Period Aggregate Net Credit Losses/(Gains)			41	287,243

139	Cumulative Net Credit Losses:
140	Beginning Cumulative Net Credit Losses			597	5,902,762
141	Current Period Net Credit Losses (Item 136)			41	287,243

142	Ending Cumulative Net Credit Losses			638	6,190,006

143	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.36%

					Units
144	Aging of Scheduled Maturies Not Sold
145	0 - 60 Days since Contract Maturity				1,115
146	61 - 120 Days since Contract Maturity				2,002
147	121+ Days since Contract Maturity				1,606

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2015-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11-30-16	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)
1/20/2017	62,251,832
2/20/2017	35,040,997
3/20/2017	42,919,467
4/20/2017	59,979,420
5/20/2017	57,964,851
6/20/2017	66,394,093
7/20/2017	75,846,587
8/20/2017	61,645,846
9/20/2017	56,591,788
10/20/2017	53,380,574
11/20/2017	51,099,728
12/20/2017	44,976,728
1/20/2018	22,468,262
2/20/2018	17,389,300
3/20/2018	16,234,389
4/20/2018	13,849,573
5/20/2018	11,636,398
6/20/2018	8,936,026
7/20/2018	4,419,218
8/20/2018	3,503,813
9/20/2018	2,929,950
10/20/2018	4,237,494
11/20/2018	4,182,819
12/20/2018	2,340,897
1/20/2019	67,619
2/20/2019	—
3/20/2019	—
4/20/2019	—
5/20/2019	—
6/20/2019	—
7/20/2019	—
8/20/2019	—
9/20/2019	—
10/20/2019	—
11/20/2019	—
12/20/2019	—
1/20/2020	—
2/20/2020	—
3/20/2020	—
4/20/2020	—
5/20/2020	—
6/20/2020	—
7/20/2020	—
8/20/2020	—
9/20/2020	—
10/20/2020	—
11/20/2020	—
12/20/2020	—
1/20/2021	—
2/20/2021	—
3/20/2021	—
4/20/2021	—
5/20/2021	—
6/20/2021	—
7/20/2021	—
8/20/2021	—
9/20/2021	—
10/20/2021	—

Total:	780,287,670.20

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month

(1)	Because of a safety recall affecting certain vehicles equipped with Takata airbags and an emissions-related stop-sale announcement by Volkswagen for vehicles containing certain diesel engines, as leases either terminate early or expire on time, the vehicles may not be sold by VCI until a remedy is effectuated. To address the delay in receipt of sales proceeds following termination or expiration of the related leases, VCI made a servicer advance to the issuing entity on the November Payment Date by depositing to the collection account an amount sufficient to ensure that the Regular Principal Distribution Amount for that date would be paid in full.